SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
23.	SEGMENT AND GEOGRAPHIC INFORMATION

From June 2015, the Company announced that it has successfully transitioned from a traditional seed company to a biotechnology seed company and is now organized into two business lines: agri-biotech and product development and production and distribution of hybrid seeds. The Company’s reportable segments are strategic business units that require different technology and marketing strategies and offer different products and services. The primary income (loss) measure used for assessing segment performance and making operating decisions is income (loss) from operations (i.e., earnings before non-operating income (expenses), interest and income taxes). The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the results of the operations of each separate segment, assesses and manages their performance and makes decisions based on the measures of revenues, cost of revenues, gross profit, operating expenses, net and income (loss) from operations. Other than the information provided below, the Company’s chief operating decision maker does not use any other measures by segments.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices. Following a change in the identification of the Company’s reportable segments as aforementioned, the Company has also presented the corresponding items of segment information for the years ended September 30, 2015 and 2016 for comparative purposes.

Net revenues, income (loss) from operations and total assets of the Company’s reportable segments are as follows:

	Year ended September 30,
	2014	2015	2016
	RMB	RMB	RMB
Segment net revenues
Production and distribution of hybrid seeds	414,891	376,250	334,769
Agri-biotech and product development	3,536	3,560	3,495
Segment total net revenues	418,427	379,810	338,264
Inter-segment sales eliminations	(3,250)	(3,257)	(3,013)
Reconciliation to consolidated revenues	415,177	376,553	335,251

Segment operating income(loss)
Production and distribution of hybrid seeds	10,691	38,709	263
Agri-biotech and product development	(24,328)	(26,501)	(31,205)
Total segment operating income(loss)	(13,637)	12,208	(30,942)
Less: Unallocated corporate operating expenses, net	10,842	10,868	30,366
Reconciliation to consolidated income (loss) from operations	(24,479)	1,340	(61,308)

	September 30,
	2015	2016
	RMB	RMB
Segment identifiable assets:
Production and distribution of hybrid seeds	916,088	803,420
Agri-biotech and product development	187,223	189,446
Segment total identifiable assets	1,103,311	992,866
Receivables elimination	(117,482)	(112,240)
Reconciliation to consolidated total assets	985,829	880,626

Supplemental disclosures of segment information:

	Year ended September 30,
	2014	2015	2016
	RMB	RMB	RMB
Segment depreciation and amortization
Production and distribution of hybrid seeds	27,567	29,668	30,365
Agri-biotech and product development	957	879	857
Reconciliation to consolidated depreciation and amortization	28,524	30,547	31,222

Segment capital expenditure to long-lived assets
Production and distribution of hybrid seeds	22,615	20,531	16,964
Agri-biotech and product development	-	-	-
Reconciliation to consolidated expenditure on the purchase of plant and equipment, land use rights and intangible assets	22,615	20,531	16,964

As we primarily generate our revenues from customers in the PRC, and all of our sales and all of our identifiable assets are located in the PRC, no geographical segments are presented.